Related Party Transactions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Related Party Transactions
NOTE 51. RELATED PARTY TRANSACTIONS

Related parties are all those entities that directly, or indirectly through other entities, have control over another, are under the same controlling party or may have significant influence on another entity’s financial or operational decisions.
The Group controls another entity when it has the power over other entities’ financial and operating decisions and also has a share of profits thereof.
Additionally, the Group considers that it has joint control when there is an agreement between parties regarding the control of a common economic activity.
Finally, those cases where the Group has significant influence is due to the capacity to take part in decisions about the company’s financial policy and operations. Those shareholders who hold an equity investment equal to or higher than 20% of the total votes of the Group or its subsidiaries are considered to have significant influence. To determine those situations, not only the legal aspects are observed, but also the nature and substance of the relationship.
Furthermore, the key personnel of the Group’s Management (Board of Directors members and Managers of the Group and its subsidiaries), as well as the entities over which the key personnel may have significant influence or control are considered as related parties.

51.1.	Controlling Entity
The Group is controlled by:

Name	Nature	Principal Line of Business	Place of Business	Equity Investment %
EBA Holding S.A.	55.11% of voting rights	Financial and Investment Operations	Autonomous City of Buenos Aires – Argentina	19.71%

51.2.	Key Personnel’s Compensation
The compensation earned by the Group’s key personnel as of December 31, 2019 and December 31, 2018 amounts to Ps.976.364 and Ps.976.163, respectively.

51.3.	Key Personnel’s Structure
Key personnel’s structure as of the indicated dates is as follows:

	12.31.19	12.31.18
Regular Directors	74	67
General Manager	2	1
Area Managers	10	11
Department Managers	67	70

Total	153	149

51.4.	Related Party Transactions
The following table shows the total credit assistance granted by the Group to key personnel, syndics, majority shareholders, as well as all individuals who are related to them by a family relationship of up to the second degree of consanguinity or first degree by affinity (pursuant to the Argentine Central Bank’s definition of related individual) and any entity affiliated with any of these parties, not required to be consolidated.

	12.31.19	12.31.18
Total Amount of Credit Assistance	1,101,736	1,471,313
Number of Addressees (quantities)	283	329
- Natural Persons	229	269
- Legal Entities	54	60
Average Amount of Credit Assistance	3,893	4,472
Maximum Assistance	437,802	557,970
Financial assistance, including the one that was restructured, was granted in the ordinary course of business, on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other non-related
parties. Besides, this financial assistance did not involve more than the normal risk of loan losses or present other unfavorable features.
The information about the credit assistance granted to affiliates based on the quality of receivables, their documentation and preferred guarantees is stated in Schedule N.

51.5.	Amounts of Related Party Transactions
The amounts of related party transactions conducted as of the indicated dates are as follows:

	12.31.19	12.31.18
Assets
Cash and Due from Banks	3,403,863	388,659
Debt Securities at Fair Value through Profit or Loss	44,154	193,428
Financial Assets Pledged as Collateral	408	—
Other Financial Assets	7,632	79,861
Loans and Other Financing	1,978,576	4,797,073
Other Debt Securities	131,328	202,700
Other Non-financial Assets	2,169	—

Total Assets	5,568,130	5,661,721

Liabilities
Deposits	4,104,180	2,074,435
Financing Received from the Argentine Central Bank and other Financial Institutions	673,029	—
Other Financial Liabilities	549,690	1,842,363
Liabilities at fair value through profit or loss	—	831,936
Debt Securities Issued	175,482	805,116
Liabilities for Insurance Contracts	4,008	66,602
Other Non-financial Liabilities	61,741	41,269

Total Liabilities	5,568,130	5,661,721

	12.31.19	12.31.18	12.31.17
Income (Loss)
Net Income (Loss) from Interest	360,120	43,035	56,932
Net Fee Income (Expense)	(882,802)	(52,872)	(2,382,485)
Income from Insurance Business	1,755,199	1,933,673	2,465,431
Other Operating Income (Expense)	(1,157,769)	(1,970,650)	(127,804)
Administrative Expenses	128,208	47,662	53,109
Other Operating Expenses	6,818	—	—

Total Income	209,774	848	65,183